Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other assets
Cash collateral on derivative instruments	SFr 4,570	SFr 7,057
Cash collateral on non-derivative transactions	428	465
Derivative instruments used for hedging	183	33
Assets held-for-sale	8,971	6,744
of which loans	8,886	6,630
of which real estate	38	54
of which long-lived assets	47	60
Premises, equipment and right-of-use assets	7,832	4,838
Assets held for separate accounts	111	125
Interest and fees receivable	4,688	5,055
Deferred tax assets	4,399	4,943
Prepaid expenses	431	613
of which cloud computing arrangement implementation costs	27
Failed purchases	1,643	1,283
Defined benefit pension and post-retirement plan assets	2,878	1,794
Other	3,475	4,509
Other assets	39,609	37,459
Other liabilities
Cash collateral on derivative instruments	7,457	6,903
Cash collateral on non-derivative transactions	516	514
Derivative instruments used for hedging	48	8
Operating Lease, Liability	3,213
Provisions	1,179	928
of which off-balance sheet risk	172	151
Restructuring liabilities	0	346	SFr 306	SFr 311
Liabilities held for separate accounts	111	125
Interest and fees payable	5,101	5,159
Current tax liabilities	678	927
Deferred tax liabilities	523	438
Failed sales	936	2,187
Defined benefit pension and post-retirement plan liabilities	455	518
Other	10,826	12,054
Other liabilities	31,043	30,107
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	800	687
Foreclosed or repossessed real estate	9	13
Foreclosed or repossessed residential real estate	9	10
Bank
Other assets
Other assets	37,069	36,673
Other liabilities
Other liabilities	SFr 30,406	SFr 30,327